Prepaid Expenses and Other Assets, Net	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Prepaid Expenses and Other Assets, Net	Prepaid expenses and other assets, net consists of the following as of December 26, 2010 and December 27, 2009:
	December 26, 2010	December 27, 2009
Prepaid insurance, net	18	19
Other	8	14
	$26	$33